Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders’ Deficit [Abstract]
Stockholders' Deficit

Note 12 — Stockholders’ Deficit

Common Stock

As of June 30, 2024 and December 31, 2023, the Company’s authorized capital consists of 200,000,000 and 250,000,000, respectively, shares of common stock with a par value of $0.001 per share, and 50,000,000 and zero, respectively, shares of preferred stock with a par value of $0.001 per share. The Company has one class of common stock. As of June 30, 2024, no shares of preferred stock had been designated.

During the six months ended June 30, 2024, the Company issued 328,064 shares of common stock in private placements for proceeds of $737,609.

In May 2024, the Board and majority shareholders of the Company approved the Company’s Long-Term Incentive Plan (the “2024 LTIP”) and reserved 10,000,000 shares of common stock for the 2024 LTIP.

Stock Based Compensation

During the six months ended June 30, 2024, the Company issued 2,424 shares of common stock to a member of the Board of Directors at their election for their first quarter of 2024 compensation as opposed to their cash retainer. The compensation expense for the award totaled $3,030 and was estimated using a fair value of $1.25 per share. The fair value per share was based on the price the Company received when it sold common stock in private placements. The expense was recorded to General and administrative expenses on the Company’s Condensed Consolidated Statements of Operations.

Conversion Features

The Holders of the 2023 Convertible Notes have the right to convert all or part of their outstanding principal amount to shares of common stock. See Note 7 — Debt for the conversion price and adjustments.

Common Stock Reserved

As of June 30, 2024, the Company reserved 41,191,116 shares of common stock for issuance upon conversion of the 2023 Convertible Notes and exercise of Warrants, 10,842,453 shares of common stock for certain indemnified transfers of common stock at the stock transfer agent, and 10,000,000 shares of common stock for the Company’s 2024 LTIP.

Note 12 — Stockholders’ Equity

Common Stock

The Company has one class of common stock. As of December 31, 2023 and 2022, the Company’s authorized capital consists of 250,000,000 and 75,000,000 shares of common stock, respectively, with a par value of 0.001 per share. Effective July 13, 2023, the Company amended it articles of incorporation to increase the authorized shares of common stock from 75,000,000 to 250,000,000.

In connection with the reverse asset acquisition effective on July 17, 2023, CYRB issued 68,000,000 shares of common stock to the Proton Green Members in exchange for all Membership Interest in Proton Green. Membership Interest is each Proton Green Members’ interest in Proton Green consisting of such Proton Green Member’s right to share in profits, losses, and distributions (“Financial Rights”) and all of a Proton Green Member’s right as a member in the Company other than Financial Rights (“Governance Rights”). See Note 4 — Reverse Asset Acquisition for more details. As of December 31, 2023 and 2022, the Company had a total of 80,744,354 and 65,828,862 shares of common stock issued and outstanding, respectively.

During the year ended December 31, 2023, the Company issued 7,770,980 shares of common stock in private placements for proceeds totalling $10,753,725 and 236,000 shares of common stock to settle the conversion of $295,000 of the Company’s short-term loans to equity.

Stock Based Compensation.    During the year ended December 31, 2023, the Company issued 727,374 shares of common stock to Mr. David Hobbs as one-time compensation arrangement for joining the Company as Executive Officer. The compensation expense for the award totaled $909,218 and was estimated using a fair value of $1.25 per share. The fair value per share was based on the price the Company received when it sold common stock in private placements during the year ended December 31, 2023. The expense was recorded to General and administrative expenses on the Company’s Consolidated Statements of Operations.

Conversion Features.    The lenders of the 2023 Notes pursuant to the SPA dated as of November 21, 2023 have the right to convert all or part of the principal amount of the notes to shares of common stock at an enterprise valuation of $250,000,000.

Common Stock Reserved.    The Company reserved 41,191,116 shares of common stock for issuance upon conversion of the 2023 Convertible Notes and exercise of Warrants and 10,842,453 shares of common stock for certain indemnified transfers of common stock at the stock transfer agent.